                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A, B AND C SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
   FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
         HEALTHCARE FUND AND MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS K SHARES OF:

 MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER
 REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL
  COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS
   FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL
      GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN
     TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET
                                       FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                 THE MUNDER FUNDS
                          SUPPLEMENT DATED JULY 6, 1998
                       TO PROSPECTUS DATED OCTOBER 29, 1997
                                CLASS Y SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
   FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND,
    MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER
  TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM
   TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER
     TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                              CLASS A AND B SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:

     MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                         MUNDER ALL-SEASON AGGRESSIVE FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A, B AND C SHARES OF:

              MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
    MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A, B AND C SHARES OF:

MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND,
 MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND,
  MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND AND MUNDER
                            SHORT TERM TREASURY FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                          TO PROSPECTUS DATED JUNE 1, 1998
                              CLASS A AND B SHARES OF:

                                  THE NETNET FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                          TO PROSPECTUS DATED JUNE 1, 1998
                                 CLASS Y SHARES OF:

                                  THE NETNET FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:

                        MUNDER GROWTH OPPORTUNITIES FUND


                                 INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
           TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 1997

 MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL
 EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER
  MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER
   SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND,
     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT
  INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND,
  MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY
               MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                           INVESTMENT ADVISORY AGREEMENT

Effective July 2, 1998, the Funds have entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Funds will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fees paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors and/or the Board of Trustees will consider appropriate action.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
           TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 1997

     MUNDER ALL-SEASON AGGRESSIVE FUND, MUNDER ALL-SEASON CONSERVATIVE FUND AND
                          MUNDER ALL-SEASON MODERATE FUND

                           INVESTMENT ADVISORY AGREEMENT

Effective July 2, 1998, the Funds have entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Funds will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fees paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors will consider appropriate action.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
             TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 1998

                                  THE NETNET FUND

                           INVESTMENT ADVISORY AGREEMENT

Effective July 2, 1998, the Fund has entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Fund will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fee paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors will consider appropriate action.

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JULY 6, 1998
             TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 3, 1998

                          MUNDER GROWTH OPPORTUNITIES FUND

                           INVESTMENT ADVISORY AGREEMENT

Effective July 2, 1998, the Fund has entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Fund will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fee paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors will consider appropriate action.